Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

6. Debt

On December 21, 2012, the Company issued unsecured promissory notes (the “2012 Notes”) to certain stockholders in the aggregate principal amount of $525,000. The notes accrued interest at a rate of 8% per annum on the outstanding principal amount. The 2012 Notes were scheduled to mature December 10, 2013 at an aggregate repayment principal amount of $1,058,270 (the “premium” of $533,000 was recognized as additional interest through December 10, 2013) resulting in an effective interest rate of approximately 88%. On December 2, 2013, the 2012 Notes, the Company and the Requisite Holders agreed to extend the maturity of the notes until June 10, 2014. All other terms of the 2012 Notes remained the same. As discussed below, the 2012 Notes were amended and restated on June 6, 2014.
On July 20, 2013, the Company entered into a Convertible Promissory Note Purchase Agreement (“Note Purchase Agreement”), pursuant to which the Company could issue up to an aggregate principal amount of $1,500,000 of unsecured promissory notes (the “2013 Notes”) to certain stockholders. The 2013 Notes were scheduled to mature on July 29, 2014, and accrued interest at a rate of 8% per annum. In the event that the Company issued equity securities resulting in gross proceeds to the Company of at least $3 million prior to maturity, the Company was to pay the note holders the repayment principal and all accrued and unpaid interest, at such time. In the event that the Company consummated a sale of the Company, as defined, the Company was to, while the 2012 Notes remain outstanding and at the election of the holders of two-thirds of the aggregate principal outstanding either (i) pay the holders the repayment principal amount plus accrued interest or (ii) immediately prior to the closing, convert all outstanding principal and interest into the Company’s Series D convertible preferred stock at 87.5% of the Series D convertible preferred stock conversion price.
On July 29, 2013, the Company issued 2013 Notes in an aggregate principal amount of $968,970 pursuant to the Note Purchase Agreement. On February 28, 2014, the Company issued an additional aggregate principal amount of $446,151 in convertible promissory notes (the “2013 Notes”) and on April 15, 2014, the Company issued $16,667 of additional 2013 Notes. As discussed below, on June 6, 2014, the 2013 Notes were amended and restated along with the 2012 Notes.
On June 6, 2014, the Company entered into a Convertible Promissory Note and Warrant Purchase Agreement (“Note and Warrant Purchase Agreement”), pursuant to which the Company could issue up to an aggregate principal amount of $2,000,000 of unsecured promissory notes (the “2014 Notes”) to certain stockholders. The 2014 Notes mature on June 6, 2015, and accrue interest at a rate of 12% per annum. In the event that the Company issues equity securities, resulting in gross proceeds to the Company of at least $5 million prior to maturity, all outstanding principal and accrued and unpaid interest under the 2014 Notes will automatically convert into the newly issued equity securities at 70% of the offering price, as applicable, in connection with the closing of the first sale of the equity securities of the Company. In the event that the Company consummates a sale of the Company, as defined, the Company shall, while the 2014 Notes remain outstanding and at the election of the holders of two-thirds of the aggregate principal outstanding shall immediately prior to the closing, convert all outstanding principal and interest into the Company’s Series D convertible preferred stock (or other Subsequent Qualified Financing Instruments) at 70.0% of the Series D convertible preferred stock original issuance price.
The Company and each holder of 2012 and 2013 Notes executed an amended and restated promissory note (“Amended and Restated Notes”) in the principal amount of the sum of all outstanding principal and accrued and unpaid interest as at June 6, 2014, which aggregated approximately $2.1 million as of June 6, 2014. The Amended and Restated Notes have the same terms as the 2014 Notes.
As part of the Amended and Restated Notes, the requirement to pay the above mentioned premium of $533,000 on the 2012 Notes was rescinded. The Company determined that the restructuring and amendment of 2012 debt agreement resulted in a troubled debt restructuring, primarily due to concession in the form of the rescission of the premium and resulted in a gain of approximately $200,000. Since such note holders are also shareholders in the Company, such gain was recognized as a capital contribution by the note holders. The fair value of the warrants of approximately $260,000 (see discussion below) issued to such note holders was recorded as a warrant liability. The carrying amount of the Amended and Restated debt is approximately $660,000 at December 31, 2014, representing the expected, undiscounted cash flows over the term of the notes and the face amount is approximately $586,000.
The restructuring of the 2013 Notes resulted in a recognition of an extinguishment of debt as the terms of the new debt and of the original instrument are substantially different. The Company recorded a loss of $668,000, (the difference between the reacquisition price, consisting of the warrant issued and the fair value of the ‘new’ debt, and the net carrying amount of the debt before modification) and recorded the fair value of the warrant liability of approximately $668,000 separately. The loss has been recorded as a capital transaction as the Note holders are also Preferred Stockholders. Accordingly, the carrying value of the Amended and Restated debt was approximately $1.5 million at December 31, 2014.
On June 6, 2014, July 17, 2014 and December 19, 2014, the Company issued 2014 Notes in an aggregate principal amount of approximately $1,283,000 pursuant to the Note and Warrant Purchase Agreement, of which approximately $495,000 was received on June 6, 2014 and $288,000 was received on December 19, 2014 by the Company. The fair value of the warrants issued in July 17, 2014 with such debt of approximately $219,000 was recognized as a debt discount and accreted to interest expense over the one year maturity term of the debt. On December 19, 2014, the Company issued 2014 Notes in an aggregate principal amount of approximately $288,000 pursuant to the Note and Warrant Purchase Agreement. The fair value of the warrants issued on December 19, 2014 with such debt was approximately $34,000 was recognized as a debt discount and accreted to interest expense over the remaining maturity term of the debt. At December 31, 2014, the carrying amount of the 2014 Notes was approximately $1,039,000. On February 13, 2015, the unamortized debt discount was expensed upon the conversion of the latter to Common Stock. The Company recorded approximately $244,000 in additional interest expense.
The Company evaluated the features of the Amended and Restated Notes, and the 2014 Notes, to ascertain if the embedded conversion feature was required to be bifurcated and accounted for as a derivative. The Company evaluated whether the embedded feature met the definition of a derivative and determined that the conversion option does not as it does not meet the “net settlement” requirement. The underlying shares of the Company are those of a private company and are not considered readily convertible to cash, and therefore bifurcation is not required. The Company next considered whether the discount upon conversion required recognition of a beneficial conversion feature. Since the debt is only convertible in the instance of specific transactions, it is considered contingently convertible, and any beneficial conversion would only be recognized upon the occurrence of one of the contingent events.
The Company issued to each holder of a 2014 Note or the Amended and Restated Notes, a warrant exercisable for common stock of the Company if the Company consummates an initial public offering (“IPO”) on or prior to December 31, 2014 or Series D convertible preferred stock at the original issuance price of such equity issuance if the IPO is not consummated on or prior to December 31, 2014 or if the Company is sold in 2014 in an M&A transaction consummated prior to the closing of the IPO. Under such scenario the number of warrants exercisable into Series D convertible stock would be approximately 2.1 million shares at an exercise price of $1.22 per share. The number of shares subject to such Warrant shall be equal to the sum of (a) the principal amount of any Amended and Restated Notes of any holder or affiliates, as defined, and (b) the principal amount of any 2014 Notes of such holder issued by the Company, divided by (2) the original issue price of the Series D Preferred Stock or common stock at the IPO price.
Since the warrants are convertible into Series D Preferred Stock, which is a redeemable security and presented as temporary equity, these warrants are classified as liabilities.
The Company determined the fair value of the warrants issued on June 6, 2014 and July 17, 2014 was approximately $1,364,000, based upon the following assumptions:
•
The number of warrants to be issued and the strike price will be determined based upon future events, including potential sale, liquidation or IPO transactions as described above. The Company utilized a probability weighting of potential outcomes to estimate the number of warrants issuable, the type of underlying security, and the exercise price.

•	Volatility — 70%
•	Term — 0.5 years for an IPO scenario; 5 years for an M&A or liquidation scenario
•	Dividends — 0%
•	Discount rate — 0.6 – 1.6%
The Company determined the fair value of the warrants issued on December 19, 2014 was approximately $34,000, based upon the following assumptions:
•
The number of warrants to be issued and the strike price will be determined based upon future events, including potential sale, liquidation or IPO transactions as described above. The Company utilized a probability weighting of potential outcomes to estimate the number of warrants issuable, the type of underlying security, and the exercise price.

•	Volatility — 55%
•	Term — 0.25 years for an IPO scenario; 4.5 years for an M&A or liquidation scenario
•	Dividends — 0%
•	Discount rate — 0.6 – 1.74%
The Company utilized a probability weighting of the calculated values of the warrant utilizing a Black Scholes methodology to compute the estimated fair value. The Company will record changes in the fair value of the warrants in the statement of operations at each reporting period. The change in the fair value of the warrants for the three months ended March 31, 2015 was a decrease of approximately $223,000. The remaining warrant liability at February 13, 2015, was approximately $80,000 and was reclassified to additional paid in capital as the terms of any warrants were settled at the consummation of the IPO.

6. Debt

On December 21, 2012, the Company issued unsecured promissory notes (the “2012 Notes”) to certain stockholders in the aggregate principal amount of $525,000. The notes accrued interest at a rate of 8% per annum on the outstanding principal amount. The 2012 Notes were scheduled to mature December 10, 2013 at an aggregate repayment principal amount of $1,058,270 (the “premium” of $533,000 was recognized as additional interest through December 10, 2013) resulting in an effective interest rate of approximately 88%. On December 2, 2013, the 2012 Notes, the Company and the Requisite Holders agreed to extend the maturity of the notes until June 10, 2014. All other terms of the 2012 Notes remained the same. As discussed below, the 2012 Notes were amended and restated on June 6, 2014.
On July 20, 2013, the Company entered into a Convertible Promissory Note Purchase Agreement (“Note Purchase Agreement”), pursuant to which the Company could issue up to an aggregate principal amount of $1,500,000 of unsecured promissory notes (the “2013 Notes”) to certain stockholders. The 2013 Notes were scheduled to mature on July 29, 2014, and accrued interest at a rate of 8% per annum. In the event that the Company issued equity securities resulting in gross proceeds to the Company of at least $3 million prior to maturity, the Company was to pay the note holders the repayment principal and all accrued and unpaid interest, at such time. In the event that the Company consummated a sale of the Company, as defined, the Company was to, while the 2012 Notes remain outstanding and at the election of the holders of two-thirds of the aggregate principal outstanding either (i) pay the holders the repayment principal amount plus accrued interest or (ii) immediately prior to the closing, convert all outstanding principal and interest into the Company’s Series D convertible preferred stock at 87.5% of the Series D convertible preferred stock conversion price.
On July 29, 2013, the Company issued 2013 Notes in an aggregate principal amount of $968,970 pursuant to the Note Purchase Agreement. On February 28, 2014, the Company issued an additional aggregate principal amount of $446,151 in convertible promissory notes (the “2013 Notes”) and on April 15, 2014, the Company issued $16,667 of additional 2013 Notes. As discussed below, on June 6, 2014, the 2013 Notes were amended and restated along with the 2012 Notes.
On June 6, 2014, the Company entered into a Convertible Promissory Note and Warrant Purchase Agreement (“Note and Warrant Purchase Agreement”), pursuant to which the Company could issue up to an aggregate principal amount of $2,000,000 of unsecured promissory notes (the “2014 Notes”) to certain stockholders. The 2014 Notes mature on June 6, 2015, and accrue interest at a rate of 12% per annum. In the event that the Company issues equity securities, resulting in gross proceeds to the Company of at least $5 million prior to maturity, all outstanding principal and accrued and unpaid interest under the 2014 Notes will automatically convert into the newly issued equity securities at 70% of the offering price, as applicable, in connection with the closing of the first sale of the equity securities of the Company. In the event that the Company consummates a sale of the Company, as defined, the Company shall, while the 2014 Notes remain outstanding and at the election of the holders of two-thirds of the aggregate principal outstanding shall immediately prior to the closing, convert all outstanding principal and interest into the Company’s Series D convertible preferred stock (or other Subsequent Qualified Financing Instruments) at 70.0% of the Series D convertible preferred stock original issuance price.
The Company and each holder of 2012 and 2013 Notes executed an amended and restated promissory note (“Amended and Restated Notes”) in the principal amount of the sum of all outstanding principal and accrued and unpaid interest as at June 6, 2014, which aggregated approximately $2.1 million as of June 6, 2014. The Amended and Restated Notes have the same terms as the 2014 Notes.
As part of the Amended and Restated Notes, the requirement to pay the above mentioned premium of $533,000 on the 2012 Notes was rescinded. The Company determined that the restructuring and amendment of 2012 debt agreement resulted in a troubled debt restructuring, primarily due to concession in the form of the rescission of the premium and resulted in a gain of approximately $200,000. Since such note holders are also shareholders in the Company, such gain was recognized as a capital contribution by the note holders. The fair value of the warrants of approximately $260,000 (see discussion below) issued to such note holders was recorded as a warrant liability. The carrying amount of the Amended and Restated debt is approximately $660,000 at December 31, 2014, representing the expected, undiscounted cash flows over the term of the notes and the face amount is approximately $586,000.
The restructuring of the 2013 notes resulted in a recognition of an extinguishment of debt as the terms of the new debt and of the original instrument are substantially different. The Company recorded a loss of $668,000, (the difference between the reacquisition price, consisting of the warrant issued and the fair value of the ‘new’ debt, and the net carrying amount of the debt before modification) and recorded the fair value of the warrant liability of approximately $668,000 separately. The loss has been recorded as a capital transaction as the Note holders are also Preferred Stockholders. Accordingly, the carrying value of the Amended and Restated debt was approximately $1.5 million at December 31, 2014.
On June 6, 2014, July 17, 2014 and December 19, 2014, the Company issued 2014 Notes in an aggregate principal amount of approximately $1,283,000 pursuant to the Note and Warrant Purchase Agreement, of which approximately $495,000 was received on June 6, 2014 and $288,000 was received on December 19, 2014 by the Company. The fair value of the warrants issued in July 17, 2014 with such debt of approximately $219,000 was recognized as a debt discount and accreted to interest expense over the one year maturity term of the debt. On December 19, 2014, the Company issued 2014 Notes in an aggregate principal amount of approximately $288,000 pursuant to the Note and Warrant Purchase Agreement. The fair value of the warrants issued on December 19, 2014 with such debt was approximately $34,000 was recognized as a debt discount and accreted to interest expense over the remaining maturity term of the debt. At December 31, 2014, the carrying amount of the 2014 Notes was approximately $1,039,000.
The Company evaluated the features of the Amended and Restated Notes, and the 2014 Notes, to ascertain if the embedded conversion feature was required to be bifurcated and accounted for as a derivative. The Company evaluated whether the embedded feature met the definition of a derivative and determined that the conversion option does not as it does not meet the “net settlement” requirement. The underlying shares of the Company are those of a private company and are not considered readily convertible to cash, and therefore bifurcation is not required. The Company next considered whether the discount upon conversion required recognition of a beneficial conversion feature. Since the debt is only convertible in the instance of specific transactions, it is considered contingently convertible, and any beneficial conversion would only be recognized upon the occurrence of one of the contingent events.
The Company issued to each holder of a 2014 Note or the Amended and Restated Notes, a warrant exercisable for common stock of the Company if the Company consummates an initial public offering (“IPO”) on or prior to December 31, 2014 or Series D convertible preferred stock at the original issuance price of such equity issuance if the IPO is not consummated on or prior to December 31, 2014 or if the Company is sold in 2014 in an M&A transaction consummated prior to the closing of the IPO. Under such scenario the number of warrants exercisable into Series D convertible stock would be approximately 2.1 million shares at an exercise price of $1.22 per share. The number of shares subject to such Warrant shall be equal to the sum of (a) the principal amount of any Amended and Restated Notes of any holder or affiliates, as defined, and (b) the principal amount of any 2014 Notes of such holder issued by the Company, divided by (2) the original issue price of the Series D Preferred Stock or common stock at the IPO price.
Since the warrants are convertible into Series D Preferred Stock, which is a redeemable security and presented as temporary equity these warrants are classified as liabilities.
The Company determined the fair value of the warrants issued on June 6, 2014 and July 17, 2014 was approximately $1,364,000, based upon the following assumptions:
•
The number of warrants to be issued and the strike price will be determined based upon future events, including potential sale, liquidation or IPO transactions as described above. The Company utilized a probability weighting of potential outcomes to estimate the number of warrants issuable, the type of underlying security, and the exercise price.

•	Volatility — 70%
•	Term — 0.5 years for an IPO scenario; 5 years for an M&A or liquidation scenario
•	Dividends — 0%
•	Discount rate — 0.6 – 1.6%
The Company determined the fair value of the warrants issued on December 19, 2014 was approximately $34,000, based upon the following assumptions:
•
The number of warrants to be issued and the strike price will be determined based upon future events, including potential sale, liquidation or IPO transactions as described above. The Company utilized a probability weighting of potential outcomes to estimate the number of warrants issuable, the type of underlying security, and the exercise price.

•	Volatility — 55%
•	Term — 0.25 years for an IPO scenario; 4.5 years for an M&A or liquidation scenario
•	Dividends — 0%
•	Discount rate — 0.6 – 1.74%
The Company utilized a probability weighting of the calculated values of the warrant utilizing a Black Scholes methodology to compute the estimated fair value. The Company will record changes in the fair value of the warrants in the statement of operations at each reporting period. The change in the fair value of the warrants for the twelve months ended December 31, 2014 was a decrease of approximately $1,096,000. The remaining warrant liability at December 31, 2014 is approximately $303,000.